Exhibit 99.1
EXHIBITS TO THE SCHEDULE
EXHIBIT [99.1]
FORM OF MONTHLY STATEMENT
TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	3/31/2007	Ending	4/30/2007

Interest Period Date:	Starting	4/16/2007	Ending	5/15/2007

Interest Determination Date:		4/12/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents
1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Series Account Information

6	Pay Out Events/Triggers
Note: All amounts are in (pound) sterling unless otherwise stated.
Recoveries in the February and March Series 2006-2 Servicer Reports were understated by £331,579 and £325,031 respectively. This affected the following items:

March 07 Report		Reported	Actual	Dif
Pool	Recoveries	1,570,200	1,901,779	331,579
Series	Recoveries	224,699	272,527	47,828
Series	Recoveries Rate (Actual)	0.7%	0.9%	0.2%
Series	Net Charge-Off Rate (Actual)	4.3%	4.2%	-0.1%
Series	Finance Charge Collections	5,585,671	5,633,498	47,828
Series	Excess Finance Charges	1,961,455	2,009,283	47,828
Series	Excess Spread Rate (Actual)	6.9%	7.1%	0.2%

April 07 Report		Reported	Actual	Dif
Pool	Recoveries	1,381,979	1,707,010	325,031
Series	Recoveries	202,414	250,339	47,925
Series	Recoveries Rate (Actual)	0.6%	0.7%	0.1%
Series	Net Charge-Off Rate (Actual)	4.8%	4.6%	-0.2%
Series	Finance Charge Collections	5,972,453	6,020,378	47,925
Series	Excess Finance Charges	1,779,836	1,827,760	47,925
Series	Excess Spread Rate (Actual)	6.0%	6.1%	0.1%

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
Section 1
Receivables Pool Summary Information
SERIES 2006 — 2, For IPD Ending: 15 May 2007

A	Receivable Pool:			Percentage
				Change

	At Beginning Of Monthly Period		2,660,800,812

	Principal Collections	(662,967,559)		24.9%
	New Advances	696,092,810		26.2%
	Charge Offs	(12,073,686)		0.5%

	Total Movement		21,051,566	0.8%

	At End Of Monthly Period		2,681,852,377

B	Delinquency Analysis:		Aggregate	No.	Percentage
			Account	of	of Total
			Principal Balance	Accounts	Receivables
			£'000’s		in Trust
					(by balance)

	Delinquent:

	(a)	30-59 days	22,880,571	9,264	0.85%
	(b)	60-89 days	16,284,512	6,141	0.61%
	(c)	90-119 days	12,254,077	4,524	0.46%
	(d)	120-149 days	10,009,896	3,806	0.37%
	(e)	150- or more days	13,528,668	5,113	0.50%

	Subtotal		74,957,725	28,848	2.79%

	Non-Delinquent:		2,606,894,652	2,726,727	97.21%

	Total Pool		2,681,852,377	2,755,575	100.00%

C	Pool Collections in the Period:			Yield (Actual)	Yield (Simple)

	Finance Charge	33,955,986		15.5%	15.3%
	Interchange	4,523,344		2.1%	2.0%
	Other Fees	-

	Total		38,479,330	17.6%	17.4%

	Charge Offs	12,073,686		-5.5%	-5.4%
	Recoveries	1,833,171		0.8%	0.8%

	Total		10,240,514	-4.7%	-4.6%

	Investor Indemnity Amount		-	0.0%	0.0%

	Bank Account Interest

	Trustee Collections Account	201,874		0.1%	0.1%
	Trustee Investment Account	-		0.0%	0.0%
	Other	-		0.0%	0.0%

			201,874	0.1%	0.1%

	Total		28,440,690	13.0%	12.8%

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
Section 2
Series General Information
SERIES 2006 — 2, For IPD Ending: 15 May 2007

A	Series Details		Series Schedule Maturity Date	10/15/2009

	Series Name	SERIES 2006 — 2	Scheduled Accumulation Date	10/1/2008

	Series Period Status/Type	Revolving	Accumulation Periods	12

	Libor Rates:	GBP		5.42%
		USD		5.32%

Class Details	Original Nominal	Current Nominal	Margin bps
	GBP equiv.	GBP equiv.

Class A	349,391,212	349,391,212	3

Class B	21,836,951	21,836,951	15

Class C	25,807,306	25,807,306	35

Total	397,035,469	397,035,469

B	Investor Percentages This Period:	Floating		Fixed
		Pre-addition date	Post-addition date	Pre-addition date	Post-addition date

	Class A		88.0%		88.0%

	Class B		5.5%		5.5%

	Class C		6.5%		6.5%

	Series		14.9%		14.9%

	Other Series Totals		20.2%		20.2%

	Total Investor		35.1%		35.1%

	Total Transferor		64.9%		64.9%

			100%		100%

		Spread Account Trigger:
			Required Spread
		If Excess Spread Rate:	Account %
Available Spread Account Amount	0	above 4.5%	0.0%
		above 4.0% but equal to or below 4.5%	1.5%
Required Spread Amount	0	above 3.0% but equal to or below 4.0%	3.5%
		above 2.0% but equal to or below 3.0%	4.0%
Available Reserve Account Amount	0	equal to or below 2.0%	4.5%
C            Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12
Original CAP/Controlled Deposit Amount		0

Adjustment to CAP/Controlled Deposit Amount		0

Revised CAP/Controlled Deposit Amount		0

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
Section 3
Undivided Interest
SERIES 2006 — 2, For IPD Ending: 15 May 2007
A	Principal

		Pool	Series

Principal Collections		(662,967,559)
RRPC:	Collected Unutilised Utilised		11,871,086 11,871,086 0

Principal Collected			98,925,720

Shared Principal Collected			0

Available For Reinvestment			98,925,720

Total Reinvested			98,925,720

B	Finance Charge Collections

	Pool	Allocated Series

Finance Charge Collected	33,955,986	5,066,794

Interchange	4,523,344	674,958

Other Fee	0	0

Recoveries	1,833,171	273,539

Bank Account Interest:

Trustee Collections Account	201,874	48,554
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		6,063,846

Investor Indemnity Amount		0

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
Section 4
Segregated Trust
SERIES 2006 — 2, For IPD Ending: 15 May 2007

A	Finance Charge Collections		Amount	Rate* (Actual)	Rate (Simple)

	Finance Charge		5,066,794	15.5%	15.3%
	Interchange		674,958	2.1%	2.0%
	Other Fee		0	0.0%	0.0%
	Recoveries		273,539	0.8%	0.8%
	Bank Account Interest:
	Trustee Collections Account		48,554	0.1%	0.1%
	Trustee Investment Account		0	0.0%	0.0%
	Other		0	0.0%	0.0%
	Income on Principal Funding Account

	Excess Interest From Other Series		0	0.0%	0.0%
	Utilised Required Retained Principal Collected	Class A	0	0.0%	0.0%
	Utilised Required Retained Principal Collected	Class B	0	0.0%	0.0%
	Transfer From Spread Account		0	0.0%	0.0%
	Transfer From Reserve Account		0	0.0%	0.0%

	Total Available Funds		6,063,846	18.6%	18.3%

	Total (Excluding Recoveries)		5,790,307	17.7%	17.5%

          * Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

B	Distribution Information
	Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled		Amounts
	accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation		Brought
	Period).		Forward	Paid	Unpaid

(a)	Trustee Payment Amount		0	-	0
(b)(i)	Loan Note Issuer Cost Amount		0	-	0
(b)(ii)	Issuer Costs Amount		0	117,500	0
(c)(i)	Class A	Monthly Finance Amount	0	1,523,358	0
(c)(ii)	Class A	Additional Finance Amount	0	-	0
(d)	Expenses Loan Interest and Scheduled Amount		0	-	0
(e)(i)	Class B	Monthly Finance Amount	0	97,552	0
(e)(ii)	Class B	Additional Finance Amount	0	-	0
(f)	Investor Servicing Fee Amount		0	264,690	0
(g)	Class A Investor Default Amount		0	1,585,402	0
(h)	Class A Investor Charge-off		0	-	0
(i)	Class B Investor Default Amount		0	99,089	0
(j)	Class B Investor Charge Off		0	-	0
(k)(i)	Class C	Monthly Finance Amount	0	120,210	0
(k)(ii)	Class C	Additional Finance Amount	0	-	0
(l)	Class C Investor Default Amount		0	117,104	0
(m)	Class C Investor Investor Charge Off		0	-	0
(n)	Required Reserve Account Amount		0	-	0
(o)	Spread Account Deposit		0	-	0
(p)	Investor Indemnity Payment Amount		0	-	0
(q)(i)	Loan Note Issuer Return		0	397	0
(q)(i)	Issuer Profit Amount		0	2,103	0
(r)	Expenses Loan Prepayment Amount		0	-	0
(s)	Excess Finance Charges		0	2,136,440	0
	The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.

C	Rate Summary	Amount	Rate* (Actual)	Rate (Simple)
	Total Available Funds (before Recoveries)	5,790,307	17.7%	17.5%
	Recoveries	273,539	0.8%	0.8%

	Total Available Funds	6,063,846	18.6%	18.3%

	Charge Offs	1,801,595	5.5%	5.4%

	Net Charge Offs	1,528,056	4.7%	4.6%

	Portfolio Yield	4,262,251	13.1%	12.9%

	Coupon Amount (c, e, k)	1,741,120	5.5%	5.3%
	Servicer Fee (f)	264,690	0.8%	0.8%
	Other Payment Amounts (a, b, d)	117,500	0.4%	0.4%

	Expenses Rate	2,123,310	6.7%	6.4%

	Excess Spread	2,138,941	6.38%	6.46%

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
Section 5
Series Account Information
SERIES 2006 — 2, For IPD Ending: 15 May 2007

A	Account Movements
	Account	Opening Balance	Transfers Out	Transfers In	Closing Balance
					4/30/2007

	TCA — Divided	5,972,453	(5,972,453)	6,007,438	6,007,438

	TCA — Undivided	12,402,727	(12,402,727)	11,871,086	11,871,087

	Consideration A/c	(0)	(3,854,082)	3,854,082	(0)

	Funding	0	(1,922,670)	1,922,670	0

	Reserve Account	0	0	0	0

	Spread Account	0	0	0	0

	Loan Note Issuer	1,548	(7,751,850)	7,752,289	1,986

	Issuer GBP	168,206	(4,054,980)	3,897,290	10,516

	Issuer USD	0	(3,584,962)	3,584,962	0

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
Section 6
Pay Out Events / Triggers
SERIES 2006 — 2, For IPD Ending: 15 May 2007

A	Portfolio Yield and Expense Rate (Bloomberg Summary)

	Deal Size	$750.00MM
	Expected Maturity (MM/DD/YY)	10/15/09

	Gross Yield	17.74%
	Less:
	Expense Rate	6.68%
	Net Charge Off Rate	4.68%

	Excess Spread Rate	6.38%
	- 1 Month Previous	6.13%
	- 2 months Previous	7.05%
	- 3 Month Average (simple basis)	6.33%

	Delinq 30 to 59 days	0.85%
	60 to 89 days	0.61%
	90+ days	1.33%

	Principal Payment Rate	24.92%

B	Quarterly Excess Spread

	Regulated Amortisation Trigger	<0%

	Regulated Amortisation	No

C	Portfolio Minimum Balance Parameters	Threshold	Passed?

		6%	Yes
	Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	2%	Yes

	Minimum Aggregate Principal Receivables Above Zero	0	Yes

The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof. IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 11th day of May, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management